STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Stock Options Tables
Weighted average inputs to the Black-Scholes model used to value the stock options granted
Expected volatility	123%
Expected dividend yield	0.00%
Weighted average risk-free interest rate	1.88%
Expected Term	6.08 years

Common stock options issued and outstanding
	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)

Outstanding at February 28, 2015	187,342	$23.70	$20,670	8.29
Granted	86,667	8.25	—	—
Exercised	—	—	—	—
Forfeited	534	8.10	—	—
Expired	—	—	—	—

Outstanding and expected to vest at May 31, 2015	273,475	$18.90	$—	8.65
Exercisable at May 31, 2015	117,941	$26.40	$—	7.25

The following table summarizes common stock options issued and outstanding:

	Options	Weighted average exercise price	Aggregate intrinsic value	Weighted average remaining contractual life (years)
Outstanding at February 28, 2014	178,675	$25.50	—	—
Forfeited, cancelled and expired	(41,003)	$23.40	—	—
Issued	49,670	$17.25	—	—
Outstanding and expected to vest at February 28, 2015	187,342	$23.70	$20,670	8.29
Exercisable at February 28, 2015	116,142	$26.70	$17,790	7.67